Warrants - Equity Classified Warrants (Details) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Sep. 14, 2022	Dec. 31, 2021	Jun. 30, 2020
Warrants
Strike Price (per share)			$ 8.85
Number of warrants exercised for issuance of shares	1,181,169	1,465,083		1,550,402	6,418
September 30, 2016
Warrants
Strike Price (per share)		$ 0.8320
Number of warrants exercised for issuance of shares				80,128
November 9, 2016
Warrants
Strike Price (per share)	$ 3.12	$ 3.1200
Number of warrants exercised for issuance of shares	80,128	80,128		80,128
January 23, 2020
Warrants
Strike Price (per share)	$ 8.00	$ 8.0000
Number of warrants exercised for issuance of shares	186,442	186,442		186,442
January23 2020
Warrants
Strike Price (per share)	$ 8.00	$ 8.0000
Number of warrants exercised for issuance of shares	524,599	524,599		932,111
August To December 2021
Warrants
Strike Price (per share)	$ 20.00	$ 20.0000
Number of warrants exercised for issuance of shares		268,743		271,593
January To February 2022
Warrants
Strike Price (per share)	$ 20.00	$ 20.0000
Number of warrants exercised for issuance of shares		15,171
September 14, 2022
Warrants
Strike Price (per share)		$ 8.8500
Number of warrants exercised for issuance of shares		390,000